Public Offering (Tables)	9 Months Ended
Sep. 30, 2021
Public Offering [Line Items]
Schedule of Exchangeable and Redeemable Convertible Preferred Stock
The following tables present Sonder’s authorized and outstanding exchangeable shares (in thousands except number of shares and per share amounts):

	September 30, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,518	9,427	$—	$—	$—
Series Seed 1	2,589	2,589	0.53	1,359	1,372
Series Seed 2	1,209	1,209	0.50	606	605
Series Seed 3	704	704	1.09	787	768
Series A	183	183	1.36	250	250
Series B	2,336	2,336	2.40	5,610	5,605
Series C	3,175	3,175	5.04	15,991	16,003
Series D	2,058	1,963	10.50	20,600	20,608
Series E	421	421	10.77	4,530	4,530
Total exchangeable shares	35,193	22,006	—	$49,733	$49,741

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,518	9,437	$—	$—	$—
Series Seed 1	2,589	2,589	0.53	1,359	1,372
Series Seed 2	1,209	1,209	0.50	606	605
Series Seed 3	704	704	1.09	787	768
Series A	183	183	1.36	250	250
Series B	2,336	2,336	2.40	5,610	5,605
Series C	3,175	3,175	5.04	15,991	16,003
Series D	2,058	1,963	10.50	20,600	20,608
Series E	421	421	10.77	4,530	4,530
Total exchangeable shares	35,193	22,017	—	$49,733	$49,741
The following tables present Sonder’s authorized and outstanding redeemable convertible preferred stock (in thousands except number of shares and per share amounts)

	September 30, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,703	785	$0.53	$269	$416
Series Seed 1-A	3,703	328	0.53	174	174
Series Seed 2	1,720	471	0.50	222	235
Series Seed 2-A	1,720	39	0.50	20	20
Series Seed 3	704	—	1.09	—	—
Series Seed 3-A	704	—	1.09	—	—
Series A	7,023	6,780	1.36	9,241	9,221
Series A-1	7,023	—	1.36	—	—
Series B	15,611	13,218	2.40	27,105	31,723
Series B-1	15,611	—	2.40	—	—
Series C	19,071	12,144	5.04	56,496	61,204
Series C-1	19,071	3,514	5.04	17,708	17,708
Series D	21,603	3,472	10.50	35,808	36,460
Series D-1	21,603	16,049	10.50	168,518	168,518
Series E	34,933	18,956	10.77	203,189	204,159
Total redeemable convertible preferred stock	173,803	75,758	—	$518,750	$529,838

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,703	1,114	$0.53	$443	$590
Series Seed 1-A	3,703	—	0.53	—	—
Series Seed 2	1,720	510	0.50	242	255
Series Seed 2-A	1,720	—	0.50	—	—
Series Seed 3	704	—	1.09	—	—
Series Seed 3-A	704	—	1.09	—	—
Series A	7,023	6,780	1.36	9,241	9,221
Series A-1	7,023	—	1.36	—	—
Series B	15,611	13,218	2.40	27,105	31,723
Series B-1	15,611	—	2.40	—	—
Series C	19,071	15,657	5.04	74,204	78,912
Series C-1	19,071	—	5.04	—	—
Series D	21,603	16,663	10.50	174,315	174,967
Series D-1	21,603	2,858	10.50	30,011	30,011
Series E	20,433	18,863	10.77	202,169	203,158
Total redeemable convertible preferred stock	159,303	75,665	—	$517,730	$528,837
The following tables present Sonder’s authorized and outstanding exchangeable shares as of December 31, 2020 and 2019 (in thousands except share and per share amounts):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,517,608	9,437,358	$—	$—	$—
Series Seed 1	2,588,866	2,588,866	0.53	1,359	1,372
Series Seed 2	1,209,160	1,209,160	0.50	606	605
Series Seed 3	704,380	704,380	1.09	787	768
Series A	183,420	183,420	1.36	250	250
Series B	2,335,500	2,335,500	2.40	5,610	5,605
Series C	3,175,207	3,175,207	5.04	15,991	16,003
Series D	2,057,926	1,962,652	10.50	20,600	20,608
Series E	420,570	420,570	10.77	4,530	4,530
Total exchangeable shares	35,192,637	22,017,113		$49,733	$49,741

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,254,459	9,842,579	$—	$—	$—
Series Seed 1	2,588,866	2,588,866	0.53	1,359	1,372
Series Seed 2	1,209,160	1,209,160	0.50	606	605
Series Seed 3	704,380	704,380	1.09	787	768
Series A	183,420	183,420	1.36	250	250
Series B	2,335,500	2,335,500	2.40	5,610	5,605
Series C	3,175,207	3,175,207	5.04	15,991	16,003
Series D	2,057,926	1,962,652	10.50	20,600	20,608
Total exchangeable shares	34,508,918	22,001,764		$45,203	$45,211
The following tables present Sonder’s authorized and outstanding redeemable convertible preferred stock as of December 31, 2020 and 2019 (in thousands except share and per share amounts):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,702,526	1,113,660	$0.53	$443	$590
Series Seed 1-A	3,702,526	—	0.53	—	—
Series Seed 2	1,719,560	510,400	0.50	242	255
Series Seed 2-A	1,719,560	—	0.50	—	—
Series Seed 3	704,380	—	1.09	—	—
Series Seed 3-A	704,380	—	1.09	—	—
Series A	7,023,193	6,780,333	1.36	9,241	9,221
Series A-1	7,023,193	—	1.36	—	—
Series B	15,611,276	13,218,080	2.40	27,105	31,723
Series B-1	15,611,276	—	2.40	—	—
Series C	19,070,648	15,657,167	5.04	74,204	78,912
Series C-1	19,070,648	—	5.04	—	—
Series D	21,603,476	16,663,497	10.50	174,315	174,967
Series D-1	21,603,476	2,858,234	10.50	30,011	30,011
Series E	20,432,992	18,863,308	10.77	202,169	203,158
Total redeemable convertible preferred stock	159,303,110	75,664,679		$517,730	$528,837

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,702,526	1,113,660	$0.53	$443	$590
Series Seed 1-A	3,702,526	—	0.53	—	—
Series Seed 2	1,719,560	510,400	0.50	242	255
Series Seed 2-A	1,719,560	—	0.50	—	—
Series Seed 3	704,380	—	1.09	—	—
Series Seed 3-A	704,380	—	1.09	—	—
Series A	7,023,193	6,780,333	1.36	9,241	9,221
Series A-1	7,023,193	—	1.36	—	—
Series B	15,611,276	13,218,080	2.40	27,105	31,723
Series B-1	15,611,276	—	2.40	—	—
Series C	19,070,648	15,657,167	5.04	74,204	78,912
Series C-1	19,070,648	—	5.04	—	—
Series D	21,508,202	19,474,094	10.50	203,732	204,478
Series D-1	21,508,202	—	10.50	—	—
Total redeemable convertible preferred stock	138,679,570	56,753,734		$314,967	$325,179

Gores Metropoulos II, Inc.
Public Offering [Line Items]
Schedule of Exchangeable and Redeemable Convertible Preferred Stock
As of September 30, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table. The accretion of carrying value to redemption value was fully recognized by June 30, 2021, and there has been no additional accretion for the three months ended September 30, 2021:

As of September 30, 2021
Gross proceeds	$450,000,000
Less:
Proceeds allocated to public warrants	$(16,290,000)
Class A shares issuance costs	$(24,444,879)
Plus:
Accretion of carrying value to redemption value	$(40,734,879)
Contingently redeemable Class A Common Stock	$450,000,000